INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of income tax before income tax domestic and foreign
	December 31, 2023	December 31, 2022
Domestic	$(2,832,980)	$(7,093,161)
Foreign	(15,709,674)	(5,962,159)
	$(18,542,654)	$(13,055,320)

Schedule of provision for income tax
	December 31, 2023	December 31, 2022
Current tax provision
Federal	$-	$-
State	-	-
Foreign	-	(75,724)
Total current tax provision	$-	$(75,724)

Deferred tax provision
Domestic	$-	$-
State	-	-
Foreign	-	850,775
Total deferred tax provision	$-	$850,775

Total current provision	$-	$775,051

Schedule of reconciliation of income tax
	December 31, 2023	December 31, 2022
US
Loss before income taxes	$(18,542,654)	$(13,055,320)
Taxes under statutory US tax rates	$(3,893,957)	$(2,741,617)
Increase (decrease) in taxes resulting from:
Increase in valuation allowance	$4,339,572	$3,989,786
Foreign tax rate differential	$245,518	$34,601
Permanent differences	$(448,032)	$128,705
Prior period adjustments	$(151,879)	$(186,143)
State taxes	$(91,222)	$(450,280)
Income tax expense	$-	$775,052

Schedule of significant components of deferred tax assets and liabilities
	December 31, 2023	December 31, 2022
Net operating loss carryforward	$7,621,277	$5,899,702
Capital loss carryforward	801,744	801,744
Section 163(j) carryforward	563,138	561,130
Foreign exchange	129,916	297,263
Allowance for doubtful accounts	4,404,277	1,616,926
Accrued expenses	261,466	352,025
Mark to market adjustment in securities	358,761	358,761
Lease liability	261,377	259,381
Capitalized research & development costs	52,261	-
Depreciation	(35,734)	(22,914)
Total deferred tax assets	14,418,483	10,124,018

Intangibles	(15,845)	(8,139)
Inventory	4,853	(49,961)
Right of use asset	(258,770)	(256,769)
Goodwill	(10,980)	(10,979)
Total deferred tax liabilities	(280,742)	(325,848)
Valuation allowance	(14,137,741)	(9,798,170)
Net deferred tax assets	$-	$-